Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Effect of reinsurance in the consolidated statements of operations

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Premiums:
Direct premiums	$37,185	$27,596	$27,165
Reinsurance assumed	1,484	1,377	1,313
Reinsurance ceded	(2,308)	(1,902)	(2,321)

Net premiums	$36,361	$27,071	$26,157

Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	$8,455	$6,621	$5,784
Reinsurance assumed	154	138	106
Reinsurance ceded	(803)	(731)	(693)

Net universal life and investment-type product policy fees	$7,806	$6,028	$5,197

Other revenues:
Direct other revenues	$2,468	$2,256	$2,264
Reinsurance assumed	2	—	1
Reinsurance ceded	62	72	64

Net other revenues	$2,532	$2,328	$2,329

Policyholder benefits and claims:
Direct policyholder benefits and claims	$37,588	$31,402	$30,031
Reinsurance assumed	1,101	1,275	1,024
Reinsurance ceded	(3,218)	(3,490)	(3,050)

Net policyholder benefits and claims	$35,471	$29,187	$28,005

Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances	$5,600	$4,917	$4,842
Reinsurance assumed	3	2	3
Reinsurance ceded	—	—	—

Net interest credited to policyholder account balances	$5,603	$4,919	$4,845

Policyholder dividends:
Direct policyholder dividends	$1,446	$1,485	$1,649
Reinsurance assumed	17	17	13
Reinsurance ceded	(17)	(17)	(13)

Net policyholder dividends	$1,446	$1,485	$1,649

Other expenses:
Direct other expenses	$18,672	$13,035	$10,774
Reinsurance assumed	168	116	133
Reinsurance ceded	(303)	(224)	(146)

Net other expenses	$18,537	$12,927	$10,761

Consolidated balance sheets impact of reinsurance

	December 31, 2011
	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets:
Premiums, reinsurance and other receivables	$5,601	$641	$16,239	$22,481
Deferred policy acquisition costs and value of business acquired	24,412	340	(133)	24,619

Total assets	$30,013	$981	$16,106	$47,100

Liabilities:
Future policy benefits	$182,304	$1,972	$(1)	$184,275
Policyholder account balances	214,206	3,494	—	217,700
Other policy-related balances	14,880	339	380	15,599
Other liabilities	25,245	630	5,039	30,914

Total liabilities	$436,635	$6,435	$5,418	$448,488

	December 31, 2010
	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets:
Premiums, reinsurance and other receivables	$5,517	$722	$13,560	$19,799
Deferred policy acquisition costs and value of business acquired	24,456	176	(167)	24,465

Total assets	$29,973	$898	$13,393	$44,264

Liabilities:
Future policy benefits	$168,913	$2,074	$(65)	$170,922
Policyholder account balances	208,520	2,237	—	210,757
Other policy-related balances	14,981	265	504	15,750
Other liabilities	17,057	608	2,701	20,366

Total liabilities	$409,471	$5,184	$3,140	$417,795